Document And Entity Information	May 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2025
Entity Registrant Name	SpartanNash Company
Entity Central Index Key	0000877422
Entity Emerging Growth Company	false
Entity File Number	000-31127
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-0593940
Entity Address, Address Line One	850 76th Street, S.W.
Entity Address, Address Line Two	P.O. Box 8700
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49518-8700
City Area Code	(616)
Local Phone Number	878-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	SPTN
Security Exchange Name	NASDAQ